UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washinton, DC 20549


                                   FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY





Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/05

Date of reporting period:                            09/30/05





























                                      -i-



(page)

Item 1. Schedule of Investments.





                         NORTHQUEST CAPITAL FUND, INC.



                                                              September 30, 2005



To the Shareholders of NorthQuest Capital Fund, Inc.:

   Our Fund began the year at a share price of $11.93 and ended the past nine months at $11.70. The Fund's total return, year-to-date before taxes for this period, was down 1.93%. NorthQuest currently has 165,834.64268 shares outstand-ing with total net asset of $1,940,243. The following table may be helpful in comparing the Fund's performance with other investments and financial indices.


                                  Performance

        Index                                          Year-To-Date (YTD)
        -----                                          -----------------
        NorthQuest Capital Fund                             (1.93 %)
        DJIA                                                (2.00 %)
        NASDAQ                                              (1.10 %)
        S&P 500                                              1.40 %


   This quarterly update includes the Fund's "Schedule of Investments" and each shareholder's account statement. Please do not hesitate to call or write me any comments or questions that you may have about this report.


Sincerely,


/s/ Peter J. Lencki
    ---------------
    President
















                                     -ii-



(page)
                         NORTHQUEST CAPITAL FUND, INC,
                         -----------------------------
                     Schedule of Investments - (Unaudited)
                     -------------------------------------
                               September 30, 2005
                               ------------------                    Fair
COMMON STOCKS - 90.02%                  Shares         Cost         Value
----------------------                  ------         ----         -----

Biotechnology Industry - 4.93%
------------------------------
Amgen Incorp. *                          1,200   $    73,789   $    95,604
                                                      ------        ------

Computer hardware & software - 10.91%
------------------------------------
Cisco Systems *                          1,500        23,073   $    26,880
EMC Corp. *                              1,600        17,280        20,704
Fiserv Inc. *                            1,600        68,456        73,392
Symantec Corp. *                         4,000        38,022        90,640
                                                    ---------     ---------
                                                     146,831       211,616
                                                    ---------     ---------

Defense Industry - 9.24%
------------------------
General Dynamics Corp.                   1,500       100,926       179,325
                                                    ---------     ---------

Electrical Products/Equipment - 5.60%
-------------------------------------
General Electric Corp.                   2,500        81,293        84,175
Technitrol Inc.                          1,600        33,398        24,512
                                                    ---------     ---------
                                                     114,691       108,687
                                                    ---------     ---------

Financial Services - 7.88%
--------------------------
MBNA Corp.                               2,700        54,533        66,528
Washington Mutual                        2,200        78,861        86,284
                                                     -------      ---------
                                                     133,394       152,812
                                                     -------      ---------

Food Industry - 4.64%
---------------------
Hershey Company                          1,600        55,426        90,096
                                                    ---------     ---------

Industrials - 7.70%
-------------------
Diebold Inc.                             1,500        64,023        51,690
Donaldson Co.                            1,800        35,487        54,954
Sealed Air *                               900        39,558        42,714
                                                    ---------     ---------
                                                     139,068       149,358
                                                    ---------     ---------
Insurance - 10.78%
------------------
Allstate Corporation                       500        21,310        27,645
     The accompanying note is an integral part of this financial statement.
                                      -1-


(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                               September 30, 2005
                               ------------------                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Insurance - 10.78%
------------------
Berkshire Hathaway, Class B*                38   $    89,457   $   103,778
ChoicePoint Inc. *                       1,800        77,740        77,706
                                                    ---------     ---------
                                                     188,507       209,129
                                                    ---------     ---------

Medical & Drug Industry - 9.34%
--------------------------------
Pfizer Inc.                              3,500       107,589        87,395
Stryker Corp.                            1,900        56,201        93,917
                                                    ---------      -------
                                                     163,790       181,312
                                                    ---------      -------
Natural Gas Distribution - 2.37%
--------------------------------
New Jersey Resources                     1,000        29,738        45,980
                                                    ---------     ---------

Petroleum & Chemical Industry - 7.44%
--------------------------------------
E.I. du Pont de Nemours & Company        1,000        43,680        39,170
Exxon Mobil Corporation                    500        18,755        31,770
3M Company                               1,000        75,590        73,360
                                                    ---------     ----------
                                                     138,025       144,300
                                                    ---------     ----------
Publishers - 6.44%
------------------
McGraw-Hill                               2,600       82,717       124,904
                                                    ---------     ----------
Utility (Electric) Industry - 2.75%
-----------------------------------
Exelon Corporation                        1,000       31,875        53,440
                                                    ---------     ----------
TOTAL COMMON STOCKS                              $ 1,398,777   $ 1,746,563
                                                   -----------   -----------
SHORT-TERM INVESTMENTS - 10.13%
------------------------------
Charles Schwab Money Market Fund                      84,451        84,451
Federated Prime Cash Series                            4,865         4,865
Bank of America Money Market Savings                 107,193       107,193
                                                   ----------    ----------
TOTAL SHORT-TERM INVESTMENTS                         196,509       196,509
                                                   ----------    ----------
TOTAL INVESTMENTS                                $ 1,595,286     1,943,072
                                                   ==========    ----------
OTHER ASSETS AND LIABILITIES - (.15%)                               (2,829)
                                                                 ----------
NET ASSETS - 100.00%                                           $ 1,940,243
                                                                 ==========
* Non-income producing during the year.
     The accompanying note is an integral part of this financial statement.
                                      -2-


(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                    Note to Financial Statements (Continued)
                    -----------------------------------------
                               September 30, 2005
                               ------------------



1. INVESTMENT TRANSACTIONS

   For the nine months ended September 30, 2005, purchases and sales of invest-ment securities other than short-term investments aggregated $290,370 and $0 respectively.






Item 2. Controls and Procedures.

   Peter J. Lencki is the president of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous
   basis.   Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Walter A. Lencki, the Chief Financial Officer of the Fund and an investor in the investment adviser, oversees the Fund's financial reports. Auditors have reviewed the Internal Control exer-cised by the Fund during this past year and found no material weaknesses.


Item 3. Exhibits.

   B. Certification

                               CERTIFICATIONS

I, Peter J. Lencki, certify that:

1. I have prepared this report on Form N-Q for the NorthQuest Capital Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the state-ment made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report:

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for estab-lishing and maintaining disclosure controls and procedures (as defined by in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
   a) Designed such disclosure controls and procedures, or caused such disclo-sure controls and procedures to be designed under our supervision, to
                                      -3-



(page)

      ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period which this report is being pre-pared;
   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide resonable assurance regarding the reliability of fin-ancial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effec-tiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and
   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial re-porting; and

5. The registrant's other certifying officer and I have disclosed to the regis-trant's auditors and the audit committee of the registrant's Board of Direc-tors persons (or persons performing the equivalent functions):
   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reason-ably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:  10/04/05                              By:  /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President


                               CERTIFICATIONS

I, Walter A. Lencki, certify that:

1. I have prepared this report on Form N-Q for the NorthQuest Capital Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the state-ment made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report:

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for estab-lishing and maintaining disclosure controls and procedures (as defined by in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
   a) Designed such disclosure controls and procedures, or caused such disclo-sure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its
                                      -4-



(page)
      consolidated subsidiaries, is made known to us by others within those entities, particularly during the period which this report is being pre-pared;
   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide resonable assurance regarding the reliability of fin-ancial reporting and the preparation of financial statements for external pruposes in accordance with generally accepted accounting principles;
   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effec-tiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and
   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial re-porting; and

5. The registrant's other certifying officer and I have disclosed to the regis-trant's auditors and the audit committee of the registrant's Board of Direc-tors persons (or persons performing the equivalent functions):
   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reason-ably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:  10/04/05                              By:  /s/ Walter A. Lencki
                                                         ---------------
                                                         Walter A. Lencki
                                                         Treasurer


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President

   Date:  10/04/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Walter A. Lencki
                                                         ----------------
                                                         Walter A. Lencki
                                                         Treasurer

   Date:  10/04/05
                                      -5-